N-2	Jul. 25, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001286410
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-21552
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	33
Entity Registrant Name	JP MORGAN ACCESS MULTI-STRATEGY FUND LLC
Entity Address, Address Line One	383 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10179
City Area Code	800
Local Phone Number	480-4111
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

MEMBER TRANSACTION FEES
Maximum placement fee (percentage of purchase amount)	2.00	% (1)
Maximum repurchase fee (percentage of amount repurchased)	1.50	% (2)
(1)
In connection with initial and additional investments, investors may be charged placement fees (sales commissions) of up to 2.0% of the amounts transmitted in connection with their subscriptions, in the discretion of their Placement Agent. Placement fees are payable to the Placement Agent and will be in addition to an investor’s investment in the Fund and are paid directly to the Placement Agent. See “Subscriptions for Interests – Placement Fees.”

(2)	In conjunction with the liquidation of the Fund, repurchase fees for Members who have held interests in the Fund for less than one-year will be waived.

Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.50%	[1]
Other Transaction Expenses [Percent]	2.00%	[2]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets)
Management Fee (to the Investment Manager)	1.00	% (3)
Administration Fee (to the Administrator)	0.13%
Interest Payments on Borrowed Funds/Credit Facility Fee	0.08	% (4)
Other Expenses	0.61	% (5)
Acquired Fund Fees and Expenses	12.35	% (6)

Total Annual Fund Expenses	14.17%
Fee Waivers and/or Expense Reimbursements	(1.04	)% (7)

Total Annual Fund Expenses After Fee Waivers and/or Expense Reimbursements	13.13%
(3)
The Management Fee is payable at a rate of
1
/
12
of 1.00% of the month-end capital account balance of each Member, before giving effect to repurchases or Repurchase Fees (if any), but after giving effect to the Fund’s other expenses. See “Summary of Terms – Management Fee.”

(4)
From time to time, the Fund may borrow under a credit agreement for cash management purposes, to fund purchases of interests in Investment Funds pending the receipt of redemption proceeds from other Investment Funds, to fund the repurchase of Interests or for other temporary purposes. Interest, which is calculated based on any outstanding balance, is payable monthly. The Fund also pays a monthly fee on the unused amount on the line of credit. See “Credit Agreement.”

(5)
“Other Expenses” includes professional fees and other expenses that the Fund bears directly, including fees and expenses paid to the Administrator, the Escrow Agent, Managing Member, BNY Mellon and the Custodian.

(6)
The Acquired Fund Fees and Expenses include the operating expenses and performance-based incentive fees/allocations of the Investment Funds in which the Fund invests for the fiscal year ended March 31, 2025. The operating expenses of the Investment Funds consist of management fees, administration fees, professional fees (i.e., audit and legal fees), and other operating expenses. The agreements related to investments in Investment Funds provide for compensation to the Portfolio Managers and/or Investment Funds’ managers/general partners in the form of management fees generally ranging from 0.50% to 3% annually of net assets and performance incentive fees/allocations generally ranging from 10% to 35% of net profits earned. Fees and expenses of Investment Funds are based on historic fees and expenses. Future Investment Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Investment Funds, which may fluctuate over time.

(7)
The Investment Manager and the Administrator have contractually agreed through the duration of the Fund’s liquidation (the “Waiver Period”) to waive their management fee of 1.00% and to waive fees and expenses and, if necessary, reimburse expenses in respect of the Fund during the Waiver Period. The Expense Limitation Agreement provides that the Investment Manager and the Administrator will waive their fees and/or reimburse the Fund during the Waiver Period so that the Fund’s total operating expenses in respect of such period (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses on securities sold short, interest, brokerage commissions, taxes, expenses related to litigation and potential litigation, expenses related to director election and extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 0.78% on an annualized basis of the Fund’s net assets as of the end of each month. The Investment Manager and/or the Administrator have also contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds.

Management Fees [Percent]	1.00%	[3]
Interest Expenses on Borrowings [Percent]	0.08%	[4]
Acquired Fund Fees and Expenses [Percent]	12.35%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.13%
Other Annual Expenses [Percent]	0.61%	[6]
Total Annual Expenses [Percent]	14.17%
Waivers and Reimbursements of Fees [Percent]	(1.04%)	[7]
Net Expense over Assets [Percent]	13.13%
Expense Example [Table Text Block]
The Example below is based on the fees and expenses set out above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example. Different rates of return than that used in the Example could increase certain fees and expenses paid by the Fund.
EXAMPLE:
You would pay the following direct and indirect fees and expenses on a $1,000 investment, assuming a 5% annual return:

1 year	3 years	5 years	10 years
$144 (1)	$361	$544	$887
(1)	This amount assumes the payment of the maximum placement fee of 2.0% for year one.

Expense Example, Year 01	$ 144	[8]
Expense Example, Years 1 to 3	361
Expense Example, Years 1 to 5	544
Expense Example, Years 1 to 10	$ 887
Purpose of Fee Table , Note [Text Block]
The following table illustrates the fees and expenses that the Fund expects to incur and that Members can expect to bear directly or indirectly.
The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Members will bear directly or indirectly. For a more complete description of the various direct fees and expenses of the Fund, see “Fund Expenses,” “Investment Management Agreement,” “Administrator and Sub-Administrator,” “Escrow Agent,” “Fund Accounting and Investor Services,” “Custodian” and “Subscriptions for Interests.”

Basis of Transaction Fees, Note [Text Block]	percentage of purchase amount
Other Expenses, Note [Text Block]	“Other Expenses” includes professional fees and other expenses that the Fund bears directly, including fees and expenses paid to the Administrator, the Escrow Agent, Managing Member, BNY Mellon and the Custodian.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is payable at a rate of
1
/
12
of 1.00% of the month-end capital account balance of each Member, before giving effect to repurchases or Repurchase Fees (if any), but after giving effect to the Fund’s other expenses. See “Summary of Terms – Management Fee.”
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses include the operating expenses and performance-based incentive fees/allocations of the Investment Funds in which the Fund invests for the fiscal year ended March 31, 2025. The operating expenses of the Investment Funds consist of management fees, administration fees, professional fees (i.e., audit and legal fees), and other operating expenses. The agreements related to investments in Investment Funds provide for compensation to the Portfolio Managers and/or Investment Funds’ managers/general partners in the form of management fees generally ranging from 0.50% to 3% annually of net assets and performance incentive fees/allocations generally ranging from 10% to 35% of net profits earned. Fees and expenses of Investment Funds are based on historic fees and expenses. Future Investment Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Investment Funds, which may fluctuate over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
The Fund’s investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected Investment Funds that are managed by experienced Portfolio Managers who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies. Investment Funds generally pursue “absolute return” in that they seek to achieve positive returns, by, for example, taking long and short positions and by engaging in various hedging strategies, regardless of the performance of the traditional equity and fixed income markets. Additionally, from time to time, the Fund may use derivative instruments, such as total return swaps, structured notes or other structured products, to gain exposure to the returns of Investment Funds or otherwise seek to replicate exposure to Investment Funds or Investment Fund strategies. The Fund may invest, to a limited extent, in registered investment companies, including exchange-traded funds. The Fund is commonly referred to as a “fund of hedge funds.” There can be no assurance that the Fund will achieve its investment objective.
Investment Funds typically offer their interests privately without registration under the 1933 Act, in large minimum denominations (often at least $1 million). Investment Funds are not registered as investment companies under the 1940 Act pursuant to an exemption from registration under the 1940 Act.

At present, there are a number of Portfolio Managers whose services are not generally available to the investing public. These Portfolio Managers employ a wide variety of investment strategies and techniques within vehicles often referred to as hedge funds. By investing through a range of vehicles that employ a wide variety of investment strategies and techniques, the Investment Manager will seek to provide investors with access to the varied skills and expertise of these managers while at the same time attempting to lessen the risks and volatility associated with investing through any single manager. The Fund also enables investors to avoid, to a significant extent, the high minimum investment requirements typically imposed on individual investors by Portfolio Managers.
It is the responsibility of the Investment Manager to research and determine the identity of the Portfolio Managers, to satisfy itself as to the suitability of the terms and conditions of the investment funds they manage (or, when relevant, negotiate the respective investment advisory agreements), to monitor the performance of the Portfolio Managers and to allocate and reallocate the Fund’s assets among Portfolio Managers subject to the policies and control of the Board of Directors.
The Fund’s portfolio manager determines the asset allocation for the Fund among Investment Funds and other investments. Investment Funds available for investment are reviewed by the J.P. Morgan Manager Selection and Hedge Fund Due Diligence Teams (“
Due Diligence Teams
”). The Due Diligence Teams are responsible for researching and selecting prospective Investment Funds and conducting reviews of Investment Funds. The Fund’s portfolio manager selects what he or she believes to be the optimal combination of an array of Investment Funds and financial instruments. The Fund’s portfolio manager may also consider other factors, including but not limited to: (a) manager capacity; (b) investment guidelines; and/or (c) Fund-specific constraints. Selection is not based solely on performance relative to peers, or benchmarks within a calendar year or periods shorter than a market cycle. The Fund’s portfolio manager may assign different weights to any factor and generally no single factor determines whether the Fund’s portfolio manager selects a particular Investment Fund or financial instrument. All Investment Funds selected by the Fund’s portfolio manager are subject to the due diligence process described below.
Due Diligence
The Due Diligence Teams search for, monitor and reevaluate traditional and alternative asset managers through extensive due diligence processes. The Fund’s portfolio manager selects from a pool of investments that has been identified and vetted by the Due Diligence Teams. The Due Diligence Teams will begin the search process by defining an applicable universe of managed strategies. The Due Diligence Teams utilize both quantitative and qualitative assessments during their initial review process, with a goal of identifying top-tier managers. The Due Diligence Teams are also responsible for monitoring approved Investment Funds as part of their ongoing review process.
Approval of Investment Funds
Following their review, the Due Diligence Teams may recommend particular Investment Funds to an internal committee, the Investment Review Committee (“
IRC
”). The IRC is responsible for approving or rejecting Investment Funds that are recommended by the Due Diligence Teams to the IRC and is expected to consider various factors during its review and approval process. These factors include, but are not limited to: (a) an analysis of the manager’s overall investment opportunity; (b) investment thesis; (c) track record; (d) performance; (e) terms of the Investment Fund; (f) reputational risk; (g) potential for conflicts of interest; and (h) regulatory issues. The IRC may assign different weights to any factor and generally no single factor determines whether an Investment Fund passes the initial screening process, but Investment Funds may be eliminated because of a single factor. Selection is not solely based on performance relative to peers or benchmarks within a calendar year or periods shorter than a market cycle.

Ongoing Review
Generally on a quarterly basis, all Investment Funds that have been reviewed by the Due Diligence Teams are subject to review by a different committee, the Investment Performance Governance Committee (“
IPG
”), an internal committee. As part of its ongoing monitoring and oversight responsibilities, the IPG decides whether or not to maintain the ability of the Fund’s portfolio manager to allocate assets to Investment Funds. The Due Diligence Teams may make recommendations in this regard, applying the factors described above. The factors considered by the IPG include, but are not limited to: (a) changes in the portfolio management team; (b) significant underperformance; (c) discovery of material operational risks; (d) changes in investment thesis; (e) terms of the Investment Fund; (f) reputational risk; (g) potential for conflicts of interest; and (h) regulatory issues. The IPG may assign different weights to any factor and generally no single factor determines whether to maintain the ability of the Fund’s portfolio manager to allocate assets to an Investment Fund.
Portfolio Managers are compensated or receive allocations on terms that may include fixed and/or performance-based fees or allocations. Generally, fixed fees, if applicable, range from 0.5% to 3% (annualized) of the average value of the Fund’s investment, and performance fees or allocations range from 10% to 35% of the capital appreciation in the Fund’s investment for the year.
Subject to the 1940 Act, and any interpretations of that Act, the Investment Manager may invest in one or more Investment Funds through an intermediate entity in which other accounts or funds managed by the Investment Manager may have an interest or allocate portions of the Fund’s assets to Portfolio Managers affiliated with the Investment Manager, but not on terms more favorable to such affiliates than could be obtained through arm’s-length negotiation.
The identity and number of Investment Funds may change over time. The Investment Manager may withdraw from or invest in different Investment Funds and terminate and enter into new investment advisory agreements without prior notice to or the consent of the Members. The Investment Manager reserves the right to alter or modify some or all of the Fund’s investment strategies and allocations to Investment Funds in light of available investment opportunities and to take advantage of changing market conditions, in cases in which the Investment Manager conclude that such alterations or modifications are consistent with the Fund’s investment objective, subject to what the Investment Manager considers an acceptable level of risk.
While the Fund’s investment objective is to generate consistent capital appreciation over the long term, the Fund is equally concerned with preservation of capital. For this reason, the Investment Manager will seek to allocate the Fund’s holdings among a number of Investment Funds and investment strategies. The strategies currently include the broad categories that are described generally below. The Investment Manager may add, delete or modify such categories of investment strategies at its discretion.

Long/Short Equities:	Portfolio Managers utilizing this strategy primarily make long and short investments in equity securities that are deemed by the Portfolio Managers to be under or overvalued. The Portfolio Managers typically do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). The Portfolio Managers may specialize in a particular industry or may allocate holdings across industries. Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage (typically up to 200%).

Relative Value:
Portfolio Managers utilizing this strategy make simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). Non-equity oriented beta opportunities include primarily long investments focused on relative value opportunities within a particular asset class. The Portfolio Managers utilizing relative value strategies attempt to neutralize long and short positions to minimize the impact of general market movements. Different relative value strategies include:

•  convertible bond arbitrage - a strategy that aims to capitalize on mispricing between a convertible bond and its underlying stock;

•  statistical arbitrage - a profit opportunity arising from pricing inefficiencies between securities, identified through mathematical modeling techniques;

•  pairs trading - a strategy of matching a long position with a short position in two stocks of the same sector to create a hedge against a sector and the overall market that the two stocks are in;

•  yield curve arbitrage - a strategy seeking to profit from shifts in the yield curve by taking long and short positions in securities of various maturities; and

•  basis trading - a strategy that attempts to profit from the relationship between a derivative and its reference security.

The types of instruments traded vary considerably depending on the Portfolio Manager’s relative value strategy. Because the strategy attempts to capture relatively small mispricings between two related securities, moderate to substantial leverage is often employed to produce attractive rates of return (typically up to 500%).

Opportunistic/Macro:	Portfolio Managers utilizing this strategy invest in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture, typically with a low correlation to other strategies. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably.

Event Driven:	Portfolio Managers utilizing this strategy invest in securities of companies in financial difficulty, reorganization or bankruptcy, involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy, nonperforming and sub-performing bank loans, and emerging market debt. The Portfolio Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Risk management and hedging techniques are typically employed by these Portfolio Managers to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return. The use of leverage varies.
Although the Investment Manager may utilize Portfolio Managers employing one or more of the strategies noted above, the Investment Manager will not follow a rigid investment policy that would restrict the Fund from participating in any market, strategy or investment. In fact, the Fund’s assets may be deployed in whatever investment strategies are deemed appropriate under prevailing economic and market conditions to attempt to achieve the Fund’s investment objective. The Investment Manager generally will seek (1) to include at least two Portfolio Managers utilizing a particular investment strategy and (2) not to invest more than approximately 15% of the Fund’s total assets in any single Investment Fund (measured at the time of purchase) (although it may deviate from either or both of such guidelines from time to time). The Fund will generally limit its investments in the outstanding voting securities of any one Investment Fund to less than 5%. The Investment Manager may invest the Fund’s assets in any type of instrument it deems appropriate to fulfill the investment objective of the Fund as described in this Confidential Private Placement Memorandum. The Investment Manager may also invest the Fund’s assets in any type of instrument at any time for the purpose of hedging currency risk when the Fund makes an investment in an Investment Fund or directly in securities denominated in a currency other than the U.S. dollar.
Portfolio Managers are permitted to utilize certain financial instruments and specialized techniques such as forward currency exchange contracts (“
forward contracts
”) and futures contracts, fixed income securities, options, warrants, swaps, repurchase and reverse repurchase agreements, securities that lack active public markets, derivatives, short sales and leverage in their investment programs. When Portfolio Managers determine that such an investment policy is warranted, they may invest, without limitation, in cash and cash equivalents.
The Fund does not currently intend to borrow money for investment purposes. The Fund may, however, borrow money for cash management purposes, to fund purchases of interests in Investment Funds pending the receipt of redemption proceeds from other Investment Funds, to fund the repurchase of Interests or for other temporary purposes, and the Fund has a credit agreement in place for these purposes. For more details on the credit agreement, see “Credit Agreement.” The Fund may enter into derivative or similar transactions for hedging or investment purposes that may be deemed to create leverage. The Investment Manager does not currently anticipate that the Fund will otherwise engage directly in transactions involving leverage to a significant extent. Generally, Portfolio Managers will be permitted to borrow money.
The Investment Manager may invest the Fund’s cash balances in any instruments it deems appropriate, including, but not limited to, shares of one or more affiliated money market funds. Except as otherwise described herein, any income earned from such investments is reinvested by the Fund in accordance with the Fund’s investment program.

The Fund’s investment program entails a number of risks. There can be no assurance that the investment objectives of the Fund will be achieved, and results may vary substantially over time. Portfolio Managers may consider it appropriate, subject to applicable regulations, to utilize certain financial instruments and specialized techniques such as, forward and futures contracts, fixed income securities, options, warrants, swaps, repurchase and reverse repurchase agreements, securities that lack active public markets, derivatives, short sales and leverage in their investment programs. Such investment techniques can, in certain circumstances, maximize the adverse impact to which the Fund’s investment portfolio may be subject. See “Types of Investments and Related Risks.”

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
General
The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Investment Funds and other investments in which the Fund invests. Discussed below are the investments the Investment Manager anticipates will generally be made by Investment Funds and the principal risks that the Investment Manager believes are associated with those investments. To the extent the Fund makes such investment directly, the same risks would apply. These risks will, in turn, have an effect on the Fund.
Investment-Related Risks
General Economic and Market Conditions
. The success of the Fund’s and Investment Funds’ activities may be affected by general economic and market conditions, such as interest rates, availability of credit, i nfla
tion rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Unexpected volatility or liquidity could impair the Fund’s profitability or result in its suffering losses.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics, or pandemics.
Inflation/Deflation Risk.
The Fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s assets.
Covenant-Lite Obligations.
A Fund may invest in or be exposed to floating rate loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (“covenant-lite obligations”), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. A Fund may obtain exposure to covenant-lite obligations through investment in securitization vehicles and other structured products. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a loan with traditional covenants, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of certain financial metrics; in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in more limited access to financial information, difficulty evaluating the borrower’s financial performance over time and delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a Fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.
Highly Volatile Markets
. The prices of securities and commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forward, futures and other derivative contracts in which an Investment Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Intervention often is intended directly to influence prices and may, together with other factors, cause all such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. An Investment Fund also is subject to the risk of the failure of any exchanges on which its positions trade or of their clearinghouses.
The Fund may take a position in Investment Funds that invest in the publicly traded and privately placed equity or other securities of companies in the information technology and Internet sectors. These investments are subject to inherent market risks and fluctuations as a result of fund earnings, economic conditions and other factors beyond the control of the Investment Manager. The public equity markets have experienced significant price volatility, especially in the technology sector.
Risks of Securities Activities
. All securities investing and trading activities risk the loss of capital. Although the Investment Manager will attempt to moderate these risks, no assurance can be given that the Fund’s investment activities will be successful or that Members will not suffer losses. To the extent that the portfolio of an Investment Fund is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision made by the Portfolio Manager of such Investment Fund is increased. Following below are some of the more significant risks that the Investment Manager believes are associated with the Investment Funds’ styles of investing, although it is possible that an Investment Fund will make an investment that is not described below:
Investment Style Risk
. The Investment Manager allocates the Fund’s holdings among Investment Funds which follow various investment strategies. See “Investment Objective and Strategy.” Different types of investment styles tend to shift into and out of favor with investors depending on market and economic conditions. The returns from Investment Funds which follow one investment strategy may at times be better or worse than the returns from Investment Funds which follow other types of investment strategies. If the Fund does not allocate an appropriate proportion of its assets to Investment Funds which follow strategies which are in favor among investors, the Fund’s returns may underperform accordingly. Various types of investment strategies go through cycles of performing better or worse than the stock or bond market in general. There is no assurance that the Fund will be able to reallocate its investments among Investment Funds to match the Fund’s investments to investment styles which are in favor at any given moment. At any time, the performance of the Fund may thus be better or worse than the performance of funds that have a different investment style or a specific investment style which they follow consistently rather than attempting to allocate between different styles.
Equity Securities
. Investment Funds may hold long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Investment Funds also may invest in depositary receipts or shares relating to non-U.S. securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced. Investment Funds may purchase securities in all available securities trading markets and may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies. See “Smaller Capitalization Issuers” and “Non-U.S. Securities.”
Bonds and Other Fixed Income Securities
. Investment Funds may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. Investment Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“
U.S. Government securities
”) securities or debt securities issued or guaranteed by a non-U.S. government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Investment Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for the Investment Funds.
Investment Funds may invest in both investment grade debt securities and non-investment grade debt securities (commonly referred to as junk bonds). Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than issuers of higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Short Sales
. A short sale involves the sale of a security that the seller does not own in the hope of purchasing the same security (or security exchangeable for that security) at a later date at a lower price. To make delivery to the buyer, the seller must borrow the security and is obligated to return the security to the lender, which is accomplished by a later purchase of the security. In the United States, when a short sale is made, the seller must leave the proceeds of the sale with the broker and deposit with the broker an amount of cash or U.S. Government securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold.

An Investment Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its Portfolio Manager believes possess volatility characteristics similar to those being hedged. An Investment Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the Portfolio Manager’s view, the security is over-valued in relation to the issuer’s prospects for earnings growth. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Investment Fund’s portfolio. A short sale of a security involves the risk that an unlimited increase in the market price of the security can result in an inability to cover the short position and, in turn, a theoretically unlimited loss. There is the risk that the securities borrowed by an Investment Fund in connection with a short sale would need to be returned to the securities lender on little notice. If such request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, wherein the Investment Fund might be compelled, at a disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the proceeds received earlier.
An Investment Fund may make “short sales against-the-box,” in which it will sell short securities it owns or has the right to obtain without payment of additional consideration. If an Investment Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. An Investment Fund will incur transaction costs, including interest expenses, in connection with initiating, maintaining and closing-out short sales against-the-box.
In September 2008, in response to spreading turmoil in the financial markets, the SEC temporarily banned short selling in the stocks of numerous financial services companies, and also promulgated new disclosure requirements with respect to short positions held by investment managers. The SEC’s temporary ban on short selling of such stocks has since expired, but should similar restrictions and/or additional disclosure requirements be promulgated, especially if market turmoil occurs, the Fund and/or Investment Fund may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of the Fund and/or an Investment Fund (especially if an Investment Fund utilizes short selling as a significant portion of its investment strategy) to execute its investment strategies generally. The SEC adopted amendments to Regulation SHO under the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”), that restrict the ability to engage in a short sale at a price that is less than or equal to the current best bid if the price of the covered security has decreased by 10% or more from the covered security’s closing price as of the end of the prior day (“a short sale-related circuit breaker”).
Mortgage-Backed Securities
. Investment Funds may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments on mortgage-backed securities are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The adverse effects of prepayments may indirectly affect the Fund in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster than expected actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Investment Funds may have entered into for these investments, resulting in a loss to the Investment Fund. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities to their principal or par amounts, whereas their corresponding hedges often have the potential for large losses. Additionally, mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain mortgage-backed securities may face valuation difficulties and may be less liquid than other types of mortgage-backed securities, or debt securities.
The Investment Funds may also invest in structured notes, variable rate mortgage-backed securities, including adjustable-rate mortgage securities, which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation derivatives, the rate of interest payable under which varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and which also interact in a complex fashion with prepayment risks.
Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Investment Fund. See “Types of Investments and Related Risks – Investment-Related Risks – Highly Volatile Markets” and “Types of Investments and Related Risks – Risks of Fund of Hedge Funds Structure – Valuation.”
Non-U.S. Securities
. Investment Funds may invest in securities of non-U.S. issuers and in depositary receipts or shares (of both a sponsored and non-sponsored nature), such as American Depositary Receipts, American Depositary Shares, Global Depositary Receipts or Global Depositary Shares, each of which represent indirect interests in securities of non-U.S. issuers. Sponsored depositary receipts are typically created jointly by a foreign private issuer and a depositary. Non-sponsored depositary receipts are created without the active participation of the foreign private issuer of the deposited securities. As a result, non-sponsored depositary receipts may be viewed as riskier than depositary receipts of a sponsored nature. Non-U.S. securities in which Investment Funds may invest may be listed on non-U.S. securities exchanges or traded in non-U.S. over-the-counter markets. Investments in non-U.S. securities are subject to risks generally viewed as not present in the United States. These risks include: varying custody, brokerage and settlement practices; difficulty in pricing of securities; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the lack of availability of financial information regarding a non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; less liquidity and more volatility in non-U.S. securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Moreover, governmental issuers of non-U.S. securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in non-U.S. countries typically also involves higher brokerage and custodial expenses than does investment in U.S. securities.
Other risks of investing in non-U.S. securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other non-U.S. or U.S. laws or restrictions, or devaluations of non-U.S. currencies. A decline in the exchange rate would reduce the value of certain of an Investment Fund’s non-U.S. currency denominated portfolio securities irrespective of the performance of the underlying investment. An Investment Fund may also incur costs in connection with conversion between various currencies.
The risks associated with investing in non-U.S. securities may be greater with respect to those issued by companies located in emerging industrialized or less developed countries. Risks particularly relevant to emerging markets may include higher dependence on exports and the corresponding importance of international trade, greater risk of inflation, greater controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in and control over the economies, governmental decisions to cease support of economic reform programs or to impose centrally planned economies, and less developed corporate laws regarding fiduciary duties of officers and directors and protection of investors. Events and evolving conditions in certain economies or markets alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Political and Exchange Risks.
Foreign investments may subject an Investment Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the United States or other governments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The U.S. and governments of other countries may renegotiate some or all of its global trade relationships and may impose or threaten to impose significant import tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in U.S. and global investment markets. In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including ADRs, to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, an Investment Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. An Investment Fund may also need to seek other markets in which to transact in such securities, which could increase a Fund’s costs. Certain foreign exchanges impose requirements on the transaction settlement process with respect to certain securities, such as requirements to pre-deliver securities (for a sale) or pre-fund cash (for a buy) to a broker’s account. Such requirements may limit an Investment Fund’s ability to transact in such securities in a timely manner and will subject an Investment Fund to the risk of loss that could result if the broker is unable or unwilling to meet its obligations with respect to pre-delivered securities or pre-funded cash.
Settlement Risk.
The settlement periods for foreign securities and instruments are often longer than those for securities or obligations of U.S. issuers or instruments denominated in U.S. dollars. Pursuant to regulatory changes effective in May 2024, many U.S., Canadian, and Mexican securities transitioned to a T+1 (trade date plus one day) settlement cycle, while securities trading in most other markets typically have longer settlement cycles. As a result, there can be potential operational, settlement and other risks for a Fund associated with differences in settlement cycles between markets. Delayed settlement may affect the liquidity of an Investment Fund’s holdings. Certain types of securities and other instruments are not traded “delivery versus payment” in certain markets (e.g., government bonds in Russia) meaning that an Investment Fund may deliver securities or instruments before payment is received from the counterparty. In such markets, an Investment Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an Investment Fund remains uninvested and no return is earned on such assets. The inability of an Investment Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Investment Fund due to subsequent declines in value of the portfolio securities, in the Investment Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.
Foreign Currency Transactions
. The Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between trade and settlement date, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds may also engage in foreign currency transactions for non-hedging purposes to generate returns.
Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve an Investment Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. An Investment Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Investment Fund has contracted to receive in the exchange. A Portfolio Manager’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.
An Investment Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an Investment Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by an Investment Fund for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when an Investment Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an Investment Fund’s existing holdings of non-U.S. securities. Imperfect correlation may exist, however, between an Investment Fund’s non-U.S. securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may be used for non-hedging purposes in seeking to meet an Investment Fund’s investment objective, such as when the Portfolio Manager to a fund anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Investment Fund’s investment portfolio. Generally, Investment Funds are subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.
Concentration of Investments; Non-Diversified Portfolios
. Investment Funds may target or concentrate their investments in particular markets, sectors, or industries. Investment Funds also may be considered to be non-diversified and invest without limit in a single issuer. As a result of any such concentration of investments or non-diversified portfolios, the portfolios of such Investment Funds are subject to greater volatility than if they had non-concentrated and diversified portfolios. Those Investment Funds that concentrate their investments in a specific industry or sector may be subject to additional risks with respect to those investments, which risks may include, but not be limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry, and sensitivity to overall market swings.
Industry and Sector Focus Risk
. At times, the Investment Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Investment Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Investment Fund’s shares may fluctuate in response to events affecting that industry or sector.
Smaller Capitalization Issuers
. Investment Funds may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are less liquid and traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.
Distressed Securities
. Certain of the companies in whose securities the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. An Investment Fund’s investment in any instrument may not be subject to any minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade, which may result in the Fund’s experiencing greater risks than it would if investing in higher rated instruments.
Non-Diversified Status
. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that the Fund is not subject to limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. The Fund will, however, endeavor to limit investments in any single Investment Fund to 15% of the Fund’s total assets (measured at the time of purchase). The Investment Manager believes that this approach helps to reduce the Fund’s overall investment risk.
Leverage
. The Fund does not currently intend to borrow money for investment purposes. The Fund may, however, borrow money for cash management purposes, to fund purchases of interests in Investment Funds pending the receipt of redemption proceeds from other Investment Funds, to fund the repurchase of Interests or for other temporary purposes, and the Fund has a credit agreement in place for these purposes. Some or all of the Investment Funds may employ leverage by making margin purchases of securities and, in connection with these purchases, borrow money from brokers and banks for investment purposes. This practice, which is known as “leverage,” is speculative and involves certain risks. The Fund may enter into derivative and similar transactions for hedging or investment purposes that may be deemed to create leverage. In general, the use of leverage by Investment Funds or the Fund may increase the volatility of the Investment Funds or the Fund.
Trading equity securities on margin involves an initial cash requirement representing at least a percentage of the underlying security’s value. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions. Although leverage will increase investment return if an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease the return on an Investment Fund if the Investment Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Investment Funds. In the event that an Investment Fund’s equity or debt instruments decline in value, the Investment Fund could be subject to a “margin call” or “collateral call,” under which the Investment Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of an Investment Fund’s assets, the Investment Fund might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Investment Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness (200% with respect to the outstanding amount of preferred shares issued by such investment company), including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one-third the value of its total assets (including the amounts borrowed and assets acquired with amounts borrowed) and the value of the investment company’s outstanding preferred shares may not exceed one-half the value of its total assets (including the assets purchased with the proceeds of the preferred shares). This limit does not apply to the Investment Funds so that the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Interests may be great.

Repurchase and Reverse Repurchase Agreements
. Repurchase and reverse repurchase agreements involve a sale or purchase of a security by an Investment Fund to or from a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase or sell the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a repurchase or reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Repurchase and reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio.
Purchasing Initial Public Offerings
. The Investment Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Investment Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or near-term prospects of achieving revenues or operating income.
Derivatives
. The Fund, and some or all of the Investment Funds, may invest in, or enter into, derivatives or derivatives transactions (“derivatives”). Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives entered into by an Investment Fund or the Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative and the portfolio of the Investment Fund or the Fund as a whole. Derivatives permit a Portfolio Manager or the Investment Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential effect on performance of an Investment Fund or the Fund. The Investment Manager’s use of derivatives may include total return swaps, options and futures designed to replicate the performance of a particular Investment Fund or to adjust market or risk exposure.
If an Investment Fund or the Fund invests in derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return of the Investment Fund or the Fund or result in a loss. An Investment Fund or the Fund also could experience losses if derivatives are poorly correlated with its other investments, or if the Investment Fund or the Fund is unable to liquidate the position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund or an Investment Fund to sell or otherwise close a derivatives position could expose the Fund or an Investment Fund to losses and could make derivatives more difficult for the Fund or an Investment Fund to value accurately. Derivatives also can expose the Fund to derivative liquidity risk which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of an Investment Fund’s or Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error.
An Investment Fund or the Fund may use derivatives for various purposes, including to gain targeted security exposure from its cash position, to manage duration or to gain or adjust sector or yield curve exposure, to hedge various investments, for risk management and to opportunistically enhance the Investment Fund’s or Fund’s returns.

Options and Futures
. The Fund and the Investment Funds may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities or commodity exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund or the Investment Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, either the Fund or any Investment Fund may have difficulty closing out its position. Over-the-counter options also may include options on baskets of specific securities.
The Fund and the Investment Funds may purchase call and put options on specific securities, commodities, or futures contracts and may write and sell covered or uncovered call and put options for hedging purposes in pursuing the investment objectives of the Fund or the Investment Funds. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security, commodity, or futures contract at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security, commodity, or futures contract at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security, commodity, or futures contract. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, commodity, or futures contract or to possible continued holding of a security, commodity, or futures contract that might otherwise have been sold to protect against depreciation in the market price of the security, commodity, or futures contract. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security, commodity, or futures contract while depriving the seller of the opportunity to invest the segregated assets. The market value of an option may be adversely affected if the market for the option is reduced or becomes less liquid. Additionally, the market for an option may be impacted by the availability of additional expiry cycles, which may lead trading volume into contracts closer to expiration.
The Fund and the Investment Funds may close out a position when writing options by purchasing an option on the same security, commodity, or futures contract with the same exercise price and expiration date as the option that it has previously written on the security, commodity, or futures contract. In such a case, the Fund or the Investment Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Investment Funds may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Non-U.S. markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Non-U.S. markets, however, may have greater risk potential than U.S. markets. For example, some non-U.S. exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate, or the Fund or an Investment Fund could incur losses as a result of those changes. Transactions on non-U.S. exchanges may include both commodities that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. commodity exchanges, trading on non-U.S. commodity exchanges is not regulated by the Commodity Futures Trading Commission (the “
CFTC
”).
Engaging in transactions in futures contracts involves risk of loss to the Fund or the Investment Fund that could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund or the Investment Funds to substantial losses. Successful use of futures also is subject to the Investment Manager’s or a Portfolio Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.
Under the SEC rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, the Fund’s trading of derivatives and other transactions that create future payment or delivery obligations is subject to a value-at-risk (“
VaR
”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund is a limited derivatives user, but for a fund subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “
Delayed-Settlement Securities Provision
”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
Call and Put Options on Securities Indices
. The Fund or Investment Funds may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes in seeking to achieve the investment objectives of the Fund or the Investment Funds. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of options on stock indexes will be subject to the Investment Manager’s or a Portfolio Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks.
Warrants and Rights
. Warrants are derivatives that permit, but do not obligate, their holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a fund. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any interest in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements
. The Fund or an Investment Fund may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in attempting to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund or an Investment Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a “basket” of securities representing a particular index.
Most swap agreements entered into by the Fund or an Investment Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund or the Investment Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s or the Investment Fund’s risk of loss consists of the net amount of payments that the Fund or the Investment Fund contractually is entitled to receive.
To achieve investment returns equivalent to those achieved by a Portfolio Manager in whose Investment Fund the Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, and to receive the total return of the reference Investment Fund over a stated time period. The Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances. The U.S. federal income tax treatment of swap agreements and other derivatives as described above is unclear. Swap agreements and other derivatives used in this manner may be treated as a “constructive ownership of the reference property,” which may result in a portion of any long-term capital gain being treated as ordinary income.
The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Fund. To the extent that the Fund’s derivatives are entered into for hedging purposes, the Investment Manager believes that such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.
Structured Note Risk
. The Fund or certain of the Investment Funds may invest in commodity, currency, equity, and fixed income linked structured notes. Commodity linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency-linked structured notes provide exposure to the investment returns of currencies. Equity linked notes provide exposure, which may be long and/or short exposure, to equities and global equity indices. The performance of equity linked notes will be based on the performance of the underlying equity or equity index as defined by the structure payoff profile. Fixed income structures have performance linked to the value of underlying fixed income indices. Fixed income structured notes performance will be based on the underlying fixed income index as defined by the structure payoff profile. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund or an Investment Fund, may lead to increased tracking error. The Fund or the Investment Fund also bears the risk that the issuer of the structured note will default or become bankrupt. The Fund or the Investment Fund bears the risk of the loss of its principal investment and periodic payments expected to be received for the duration of its investment in the structured notes. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. The lack of a highly liquid secondary market may make it difficult for the Fund or an Investment Fund to sell the commodity, currency, equity and fixed income linked structured notes it holds at an acceptable price or accurately value them. Structured notes are synthetic instruments and the Fund and Investment Funds have no claim on the underlying reference asset.
Registered Investment Company Securities.
Registered investment company securities are securities of open-end and closed-end registered investment companies, including exchange-traded funds. The Fund may invest in registered investment company securities as may be permitted by (i) the 1940 Act; (ii) the rules and regulations promulgated by the SEC under the 1940 Act; or (iii) an exemption or other relief applicable to the Fund from provisions of the 1940 Act. The 1940 Act generally prohibits a registered investment company from acquiring more than 3% of the outstanding voting shares of a registered investment company and limits such investments to no more than 5% of a portfolio’s total assets in any one registered investment company, and no more than 10% in any combination of registered investment companies. To the extent the Fund invests a portion of its assets in registered investment company securities, those assets will be subject to the risks of the purchased registered investment company’s portfolio securities, and a Member will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased registered investment company.
To the extent permitted by applicable law, the Fund may invest some or all of its short term cash investments in one or more affiliated money market funds. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests, which may result in the Fund bearing some additional expenses.
Exchange-Traded Funds (“
ETFs
”).
The Fund may invest in shares of various ETFs, including exchange-traded index and bond funds. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. The Fund is subject to the risks associated with the ETF’s investments. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of an ETF’s shares may differ from its net asset value. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. As a shareholder in an ETF (as with other investment companies), the Fund would bear its ratable share of that entity’s expenses. At the same time, Members would continue to pay Fund investment management fees and other expenses. As a result, Members, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.
Lending Portfolio Securities
. Investment Funds may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Investment Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable in respect of the loaned securities, which affords the Investment Fund an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Investment Fund might experience loss if the institution with which the Investment Fund has engaged in a portfolio loan transaction breaches its agreement with the Investment Fund. Under the 1940 Act, loans of portfolio securities held directly by the Fund may not exceed 33
1
/
3
% of the value of the Fund’s total assets (including all assets received as collateral for the loans).
When-Issued and Forward Commitment Securities
. Investment Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by an Investment Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Investment Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If an Investment Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. These transactions, if effected by the Fund or by a Separately Managed Account, will be subject to the Fund’s limitation on indebtedness unless, at the time the transaction is entered into, the Fund has established and maintains a segregated account consisting of cash, U.S. Government securities or liquid securities equal to the value of the when-issued or forward commitment securities. The risk exists that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by an Investment Fund on a forward basis will not honor its purchase obligation. In such cases, an Investment Fund or the Fund may incur a loss.
Restricted and Illiquid Investments
. Although the Investment Manager anticipates that most Investment Funds will invest primarily in publicly traded securities, it may invest a portion of the value of their total assets in restricted securities and other investments that are illiquid, including “side pocket” investments. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. “Side pockets” may be created by an Investment Fund in order to accommodate illiquid investments prior to the time when they are either sold or become readily marketable. If a side pocket is created, an allocable portion of the interests held by investors in the Investment Fund typically will be converted at net asset value to a separate class of interest in the Investment Fund corresponding to the underlying investment in the side pocket. New investors in the Investment Fund generally will not receive any interest issued in connection with pre-existing side pocket investments.
Side pocket investments will generally be carried on the books of the Investment Funds (and consequently on the books of the Fund) at fair value (which may be cost) as determined by the Portfolio Managers. There is no guarantee that fair value will represent the value that will be realized by an Investment Fund on the eventual disposition of the side pocket investment or that would, in fact, be realized upon its immediate disposition. If an investor, such as the Fund, were to redeem its interest in an Investment Fund that makes side pocket investments, the Fund would typically remain exposed to the risk of loss on its indirect interest in any side pocket until such investments were realized or deemed realized. Management fees, performance fees and other expenses of the Investment Fund would typically continue to accrue until the side pocket investment is realized or deemed realized. If the proceeds from the disposition of a side pocket investment were insufficient to cover any accrued expenses, such accrued expenses might be borne disproportionately by other investors in such Investment Fund, including the Fund. Upon complete redemption or withdrawal from an Investment Fund, distribution of amounts attributable to side pockets may be postponed pending the realization of such investment or the date when they become readily marketable. Upon realization, the interest of investors attributable to such side pocket will generally be redeemed by the Investment Fund at the current fair market value, and the proceeds generally will either be applied to purchase a corresponding non-side pocket interest in the Investment Fund at net asset value or paid out to such investors in cash (or, in certain circumstances, in kind).
When registration is required to sell a security, an Investment Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time it may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, an Investment Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Investment Funds may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased the securities.
The Fund’s interests in Investment Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund’s ability to liquidate an interest and withdraw from an Investment Fund will likely be limited, and certain Investment Funds may impose lock-up periods, during which time no redemptions or withdrawals may be made, assess fees for withdrawals or limit liquidity with respect to the Fund’s interest in side pocket investments. In addition, an Investment Fund may enter into separately negotiated arrangements (“
side letters
”) with certain investors, pursuant to which the Investment Fund may grant such investors the right to liquidate some or all of their interests with fewer restrictions than those applicable to other investors. While the Fund will attempt to obtain the most favorable terms available for its investment in an Investment Fund, there can be no assurance that the Fund will be able to obtain terms which are equal to an Investment Fund’s other investors. If the Fund is not able to obtain similar terms with respect to its investments in an Investment Fund, the Fund may be less able to liquidate its interest in such Investment Fund than other Investment Fund investors who have obtained such terms, and the Fund may thus be disadvantaged relative to such other investors as a result. The lack of liquidity of these Investment Funds’ interests may adversely affect the Fund were the Fund to have to sell or redeem interests at an inopportune time.
Counterparty Credit Risk
. Many of the markets in which the Fund and the Investment Funds effect their transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund or an Investment Fund invests in swaps, derivatives or synthetic instruments, or other over-the-counter transactions in these markets, the Fund or Investment Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which in turn may subject the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Fund and the Investment Funds to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses by the Fund.
Risks of Fund of Hedge Funds Structure
The Investment Funds will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Investment Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager will receive information from each Investment Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. An Investment Fund may use proprietary investment strategies that are not fully disclosed to the Investment Manager, which may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Investment Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Investment Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.
For the Fund to complete its tax reporting requirements and for the Fund to provide an audited annual report to Members, it must receive timely information from the Investment Funds. An Investment Fund’s delay in providing this information could delay the Fund’s preparation of tax information for investors, which could require Members to seek extensions on the time to file their tax returns, or could delay the preparation of the Fund’s annual report.
Each Portfolio Manager will receive any incentive-based allocations to which it is entitled irrespective of the performance of the other Portfolio Managers and the Fund generally. As a result, a Portfolio Manager with positive performance may receive compensation from the Fund, as an investor in an underlying Investment Fund, and indirectly from its Members, even if the Fund’s overall returns are negative. Investment decisions of the Investment Funds are made by the Portfolio Managers independently of each other so that, at any particular time, one Investment Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Investment Fund. Transactions of this sort could result in the Fund’s directly or indirectly incurring certain transaction costs without accomplishing any net investment result. Because the Fund may make additional investments in or withdrawals from Investment Funds only at certain times according to limitations set out in the governing documents of the Investment Funds, the Fund from time to time may have to invest some of its assets temporarily in money market securities or money market funds, among other similar types of investments.
Investment Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in an Investment Fund, the Fund may receive securities that are illiquid or difficult to value. This would be especially likely in times of general market turmoil and/or times in which the market for certain types of securities held by such Investment Fund is disrupted. In such a case, the Investment Manager would seek to cause the Fund to dispose of these securities in a manner that is in the best interests of the Fund, but there can be no assurance that the Investment Manager will be able to do so in a timely or efficient manner. See “Types of Investments and Related Risks – Investment Related Risks – Restricted and Illiquid Investments.”
The Fund may not be able to withdraw from an Investment Fund except at certain designated times, limiting the ability of the Investment Manager to withdraw assets from an Investment Fund that may have poor performance or for other reasons.
Other risks that the Investment Manager believes are associated with the Fund’s fund of hedge funds investment approach include:
Valuation
. The Investment Manager, as Valuation Designee, anticipates that market prices will not be readily available for most Investment Funds in which the Fund invests, the Fund’s valuation procedures provide that the fair value of the Fund’s investments in Investment Funds ordinarily will be the value determined for each Investment Fund in accordance with the Investment Fund’s valuation policies and provided to the Fund by the Investment Fund’s Portfolio Manager or administrator. Although the Investment Manager will review the valuation procedures used by the Portfolio Managers, the Investment Manager will have little or no means of independently verifying valuations of the Investment Funds provided to the Fund. In calculating its net asset value, although the Fund will review other relevant factors, the Fund will rely significantly on values of Investment Funds that are reported by the Investment Funds themselves. The Fund does not have information about the securities in which the Investment Funds invest or their valuation. See “Net Asset Valuation.”
Securities Believed to Be Undervalued or Incorrectly Valued
. Securities that a Portfolio Manager believes are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Portfolio Manager anticipates.
Dilution
. If a Portfolio Manager limits the amount of capital that may be contributed to an Investment Fund by the Fund, additional sales of Interests of the Fund will dilute the participation of existing Members in the returns to the Fund from the Investment Fund.
Fees and Expenses of Investment Funds
. By investing in the Investment Funds indirectly through the Fund, an investor bears a portion of the Management Fee, the Administration Fee and other expenses of the Fund, and also indirectly bears a portion of the asset-based fees, performance allocations and other expenses borne by the Fund as an investor in the Investment Funds. An investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Investment Funds.

Turnover
. The Fund’s activities involve investment in the Investment Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Investment Funds may be significant, potentially involving substantial brokerage commissions and fees. The Fund will have no control over this turnover. As a result of this turnover, it is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income and short-term capital gains. In addition, the withdrawal of the Fund from an Investment Fund could involve expenses to the Fund under the terms of the Fund’s investment.
Inability to Invest in Investment Funds
. In the event that the Fund is able to make investments in Investment Funds only at certain times, the Fund may invest any portion of its assets that is not invested in Investment Funds, in money market securities, or other liquid assets pending investment in Investment Funds. During the time that the Fund’s assets are not invested in Investment Funds and instead are invested in money market securities or other liquid assets pending investment in Investment Funds, that portion of the Fund’s assets will not be used to pursue the Fund’s investment objective.
Indemnification of Investment Funds
. The Fund may agree to indemnify certain of the Investment Funds and Portfolio Managers of Investment Funds from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the Interests. The Portfolio Managers of the Investment Funds often have broad indemnification rights and limitations on liability.
Indirect Investment in Investment Funds
. Any transaction by which the Fund indirectly gains exposure to an Investment Fund by the purchase of a swap or other contract is subject to special risks. The Fund’s use of such instruments can result in volatility, and each type of instrument is subject to special risks. Indirect investments will generally be subject to transaction and other fees, which will reduce the value of the Fund’s investment. There can be no assurance that the Fund’s indirect investment in an Investment Fund will have the same or similar results as a direct investment in the Investment Fund, and the Fund’s value may decrease as a result of such indirect investment. See “Types of Investments and Related Risks – Derivatives” and “– Swap Agreements.”
Investments in Non-Voting Securities
. Investment Funds may, consistent with applicable law, elect not to disclose the c ontents
of their portfolios. This lack of transparency may make it difficult for the Investment Manager to monitor whether holdings of the Investment Funds cause the Fund to be above specified levels of ownership in certain asset classes. To avoid adverse regulatory consequences in such a case, the Fund may need to hold its interest in an Investment Fund in non-voting form. Additionally, for regulatory reasons, the Fund may need to limit the amount of voting securities it holds in any particular Investment Fund, and may as a result hold substantial amounts of non-voting securities in a particular Investment Fund. To limit its voting interest in certain Investment Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interest in an Investment Fund. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. Other investment funds or accounts managed by the Investment Manager may also waive their voting rights in a particular Investment Fund. These voting waiver arrangements may increase the ability of the Fund to invest in certain Investment Funds. However, to the extent the Fund holds non-voting securities of an Investment Fund, it will not be able to vote on matters that require the approval of the investors in the Investment Fund. This restriction could diminish the influence of the Fund in an Investment Fund and adversely affect its investment in the Investment Fund, which could result in unpredictable and potentially adverse effects on Members.
Control over Portfolio Managers
. The Investment Manager will invest in Investment Funds that the Investment Manager believes will generally, and in the aggregate, be managed consistent with the Fund’s investment objective and strategy. The Investment Manager does not control the Portfolio Managers of these Investment Funds, however, and there can be no assurances that a Portfolio Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective and strategy.

OTHER RISKS
Investing in the Fund will involve risks other than those associated with investments made by Investment Funds including those described below:
Investment in Larger Portfolio Managers
. In evaluating potential investments, the Investment Manager will not focus purely on an analysis of the historical and anticipated future returns of such Investment Fund. Rather, the Investment Manager will also focus on other factors, such as the infrastructure and risk management in place at the applicable Portfolio Manager and the Investment Manager’s relationship with such Portfolio Manager. In addition, any capacity constraint of an Investment Fund may be a relevant factor. Typically, this analysis has resulted in the Fund investing in larger Portfolio Managers as opposed to small or start-up Portfolio Managers.
Performance and Incentive Arrangements
. Each Portfolio Manager may receive a performance or incentive allocation generally equal to 20% to 30% of net profits of the Investment Fund that it manages. These incentives may create an incentive for the Portfolio Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance or incentive allocation.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Manager, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Investment Funds sponsored, managed or advised by the Investment Manager and its affiliates may seek investment opportunities similar to those the Fund may be seeking, and none of these parties has an obligation to offer any opportunities it may identify to the Fund.
Control Positions
. Investment Funds may take control positions in a portfolio company. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adverse to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.
Inadequate Return
. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.
Inside Information
. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.
Recourse to the Fund’s Assets
. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability. Unless stated otherwise in the LLC Agreement, no Member is obligated personally for a liability of the Fund.

Possible Exclusion of a Member Based on Certain Detrimental Effects
. The Fund may repurchase the Interest held by a Member or other person acquiring the Interest from or through a Member, if:

•	the Interest has been transferred or has vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Member;

•
ownership of the Interest by the Member or other person likely will cause the Fund to be in violation of, or require registration of any Interest under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Interest by the Member or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Directors, the Managing Member, the Investment Manager or any of their affiliates or may subject the Fund or any Member to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Member or other person in connection with the acquisition of its Interest was not true when made or has ceased to be true;

•
the Member is subject to special regulatory or compliance requirements, such as those imposed by the Bank Holding Company Act, certain Federal Communications Commission regulations, or ERISA (collectively, “
Special Laws or Regulations
”), and the Fund determines that the Member is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Interest; or

•	the Fund determines that the repurchase of the Interest would be in the best interests of the Fund.
The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.
Limitations on Transfer and Liquidity Risks
. No Member will be permitted to transfer its Interest without the consent of the Fund. The transferability of Interests will be subject to certain restrictions contained in the LLC Agreement and will be affected by restrictions imposed under applicable securities laws. No market currently exists for the Interests, and the Fund contemplates that one will not develop. Although the Investment Manager expects that it will recommend to the Board of Directors that the Fund offer to repurchase Interests from Members of up to 35% of the Fund’s net assets quarterly, effective as of the last day of March, June, September and December, no assurances can be given that the Fund will do so. In addition, there is no guarantee the Investment Manager will make such recommendation and such recommendation may be less than (or greater than) 35%. In addition, the Board of Directors may decide not to follow such recommendation. The Fund is not required to repurchase Interests and may be less likely to do so during periods of exceptional market conditions or when Investment Funds suspend redemptions. There can be no assurance that a Member who requests the repurchase of its Interests will have such Interests repurchased. In connection with any repurchase, to the extent Members tender Interests representing, in the aggregate, a percentage of Fund assets that is greater than the percentage set out in the offer, the portion of their Interest repurchased from each such Member will be pro-rated downward. Further, a Repurchase Fee will be charged for repurchases of Members’ Interests at any time prior to the day immediately preceding the one-year anniversary of a Member’s purchase of its Interest, which may act as a disincentive to a Member seeking to have its Interest repurchased on a short-term basis and will reduce as to that investor the return of any investment in the Fund repurchased within one year. For these reasons, Interests should only be acquired by investors able to commit their funds for an indefinite period of time.
Repurchase Risks
. With respect to any future repurchase offer, Members tendering Interests for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “
Notice Due Date
”). The Notice Due Date generally will be the 25
th
calendar day of the second month prior to the month in which the date that the Interests are to be repurchased by the Fund (the “
Repurchase Date
”) falls. Members that elect to tender Interests for repurchase will not know the price at which such Interests will be repurchased until after the election to tender has been made. It is possible that during the time period between the Notice Due Date and the Repurchase Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Interests in the Fund. See “Redemptions, Repurchases and Transfers of Interests.”
Potential Significant Effect of the Performance of a Limited Number of Investments.
The Investment Manager expects that the Fund will participate in multiple investments. The Fund may, however, make investments in a limited number of Investment Funds and Investment Funds may make investments in a limited number of portfolio companies. In either instance, these limited number of investments may have a significant effect on the performance of the Fund.
Tax Considerations; Distributions to Members and Payment of Tax Liability
. The Fund does not intend to make periodic distributions of its net income or gains, if any, to Members. A Member will be required each year nonetheless to pay applicable U.S. federal and state income taxes on its share of the Fund’s taxable income, and will have to pay applicable taxes from other sources. The amount and timing of any distributions will be determined in the sole discretion of the Fund. See “Tax Aspects” for a summary of certain significant U.S. federal income and other tax consequences that are relevant to an investment in the Fund.
Infectious Disease Risk.
The outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Fund and Investment Funds invest. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a fund’s investments, increase a fund’s volatility, exacerbate pre-existing political, social and economic risks to a fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Legal and Regulatory Risks
. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by an Investment Fund or Fund, the strategies used by an Investment Fund or Fund or the level of regulation or taxation applying to an Investment Fund or Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws may adversely impact the investment strategies, performance, costs and operations of an Investment Fund or Fund or taxation of shareholders or members. Additionally, as a result of regulatory requirements, an Investment Fund or Fund may be prohibited from investing, or continuing to invest, in certain companies that are considered attractive investments, while at the same time other funds and investors not subject to the same regulations.
Cyber Security Risk
. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cyber security risks may result in financial losses to the Fund and its shareholders; the inability of the Fund to transact business with its shareholders; delays or mistakes in the calculation of the Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), Investment Funds, Portfolio Managers, financial intermediaries, companies in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to the Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of its service providers, Investment Funds, Portfolio Managers, financial intermediaries and companies in which it invests or with which it does business.
Volcker Rule Risk.
Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the Investment Manager and/or its affiliates own 5% or more of the outstanding ownership interests of the Fund after the permitted seeding period from the implementation of the Fund’s investment strategy, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy, with permissible extensions under certain circumstances. As a result, the Investment Manager and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, which may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General
The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Investment Funds and other investments in which the Fund invests. Discussed below are the investments the Investment Manager anticipates will generally be made by Investment Funds and the principal risks that the Investment Manager believes are associated with those investments. To the extent the Fund makes such investment directly, the same risks would apply. These risks will, in turn, have an effect on the Fund.

Investment Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment-Related Risks
General Economic and Market Conditions
. The success of the Fund’s and Investment Funds’ activities may be affected by general economic and market conditions, such as interest rates, availability of credit, i nfla
tion rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Unexpected volatility or liquidity could impair the Fund’s profitability or result in its suffering losses.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics, or pandemics.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk.
The Fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s assets.

Covenant Lite Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Obligations.
A Fund may invest in or be exposed to floating rate loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (“covenant-lite obligations”), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. A Fund may obtain exposure to covenant-lite obligations through investment in securitization vehicles and other structured products. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a loan with traditional covenants, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of certain financial metrics; in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in more limited access to financial information, difficulty evaluating the borrower’s financial performance over time and delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a Fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

Highly Volatile Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Highly Volatile Markets
. The prices of securities and commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forward, futures and other derivative contracts in which an Investment Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Intervention often is intended directly to influence prices and may, together with other factors, cause all such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. An Investment Fund also is subject to the risk of the failure of any exchanges on which its positions trade or of their clearinghouses.
The Fund may take a position in Investment Funds that invest in the publicly traded and privately placed equity or other securities of companies in the information technology and Internet sectors. These investments are subject to inherent market risks and fluctuations as a result of fund earnings, economic conditions and other factors beyond the control of the Investment Manager. The public equity markets have experienced significant price volatility, especially in the technology sector.

Risks of Securities Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Securities Activities
. All securities investing and trading activities risk the loss of capital. Although the Investment Manager will attempt to moderate these risks, no assurance can be given that the Fund’s investment activities will be successful or that Members will not suffer losses. To the extent that the portfolio of an Investment Fund is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision made by the Portfolio Manager of such Investment Fund is increased. Following below are some of the more significant risks that the Investment Manager believes are associated with the Investment Funds’ styles of investing, although it is possible that an Investment Fund will make an investment that is not described below:

Investment Style Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Style Risk
. The Investment Manager allocates the Fund’s holdings among Investment Funds which follow various investment strategies. See “Investment Objective and Strategy.” Different types of investment styles tend to shift into and out of favor with investors depending on market and economic conditions. The returns from Investment Funds which follow one investment strategy may at times be better or worse than the returns from Investment Funds which follow other types of investment strategies. If the Fund does not allocate an appropriate proportion of its assets to Investment Funds which follow strategies which are in favor among investors, the Fund’s returns may underperform accordingly. Various types of investment strategies go through cycles of performing better or worse than the stock or bond market in general. There is no assurance that the Fund will be able to reallocate its investments among Investment Funds to match the Fund’s investments to investment styles which are in favor at any given moment. At any time, the performance of the Fund may thus be better or worse than the performance of funds that have a different investment style or a specific investment style which they follow consistently rather than attempting to allocate between different styles.

Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities
. Investment Funds may hold long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Investment Funds also may invest in depositary receipts or shares relating to non-U.S. securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced. Investment Funds may purchase securities in all available securities trading markets and may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies. See “Smaller Capitalization Issuers” and “Non-U.S. Securities.”

Bonds and Other Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bonds and Other Fixed Income Securities
. Investment Funds may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. Investment Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“
U.S. Government securities
”) securities or debt securities issued or guaranteed by a non-U.S. government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Investment Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for the Investment Funds.
Investment Funds may invest in both investment grade debt securities and non-investment grade debt securities (commonly referred to as junk bonds). Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than issuers of higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales
. A short sale involves the sale of a security that the seller does not own in the hope of purchasing the same security (or security exchangeable for that security) at a later date at a lower price. To make delivery to the buyer, the seller must borrow the security and is obligated to return the security to the lender, which is accomplished by a later purchase of the security. In the United States, when a short sale is made, the seller must leave the proceeds of the sale with the broker and deposit with the broker an amount of cash or U.S. Government securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold.
An Investment Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its Portfolio Manager believes possess volatility characteristics similar to those being hedged. An Investment Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the Portfolio Manager’s view, the security is over-valued in relation to the issuer’s prospects for earnings growth. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Investment Fund’s portfolio. A short sale of a security involves the risk that an unlimited increase in the market price of the security can result in an inability to cover the short position and, in turn, a theoretically unlimited loss. There is the risk that the securities borrowed by an Investment Fund in connection with a short sale would need to be returned to the securities lender on little notice. If such request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, wherein the Investment Fund might be compelled, at a disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the proceeds received earlier.
An Investment Fund may make “short sales against-the-box,” in which it will sell short securities it owns or has the right to obtain without payment of additional consideration. If an Investment Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. An Investment Fund will incur transaction costs, including interest expenses, in connection with initiating, maintaining and closing-out short sales against-the-box.
In September 2008, in response to spreading turmoil in the financial markets, the SEC temporarily banned short selling in the stocks of numerous financial services companies, and also promulgated new disclosure requirements with respect to short positions held by investment managers. The SEC’s temporary ban on short selling of such stocks has since expired, but should similar restrictions and/or additional disclosure requirements be promulgated, especially if market turmoil occurs, the Fund and/or Investment Fund may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of the Fund and/or an Investment Fund (especially if an Investment Fund utilizes short selling as a significant portion of its investment strategy) to execute its investment strategies generally. The SEC adopted amendments to Regulation SHO under the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”), that restrict the ability to engage in a short sale at a price that is less than or equal to the current best bid if the price of the covered security has decreased by 10% or more from the covered security’s closing price as of the end of the prior day (“a short sale-related circuit breaker”).

Mortgage Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities
. Investment Funds may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments on mortgage-backed securities are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The adverse effects of prepayments may indirectly affect the Fund in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster than expected actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Investment Funds may have entered into for these investments, resulting in a loss to the Investment Fund. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities to their principal or par amounts, whereas their corresponding hedges often have the potential for large losses. Additionally, mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain mortgage-backed securities may face valuation difficulties and may be less liquid than other types of mortgage-backed securities, or debt securities.
The Investment Funds may also invest in structured notes, variable rate mortgage-backed securities, including adjustable-rate mortgage securities, which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation derivatives, the rate of interest payable under which varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and which also interact in a complex fashion with prepayment risks.
Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Investment Fund. See “Types of Investments and Related Risks – Investment-Related Risks – Highly Volatile Markets” and “Types of Investments and Related Risks – Risks of Fund of Hedge Funds Structure – Valuation.”

Non-U.S. Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities
. Investment Funds may invest in securities of non-U.S. issuers and in depositary receipts or shares (of both a sponsored and non-sponsored nature), such as American Depositary Receipts, American Depositary Shares, Global Depositary Receipts or Global Depositary Shares, each of which represent indirect interests in securities of non-U.S. issuers. Sponsored depositary receipts are typically created jointly by a foreign private issuer and a depositary. Non-sponsored depositary receipts are created without the active participation of the foreign private issuer of the deposited securities. As a result, non-sponsored depositary receipts may be viewed as riskier than depositary receipts of a sponsored nature. Non-U.S. securities in which Investment Funds may invest may be listed on non-U.S. securities exchanges or traded in non-U.S. over-the-counter markets. Investments in non-U.S. securities are subject to risks generally viewed as not present in the United States. These risks include: varying custody, brokerage and settlement practices; difficulty in pricing of securities; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the lack of availability of financial information regarding a non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; less liquidity and more volatility in non-U.S. securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Moreover, governmental issuers of non-U.S. securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in non-U.S. countries typically also involves higher brokerage and custodial expenses than does investment in U.S. securities.
Other risks of investing in non-U.S. securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other non-U.S. or U.S. laws or restrictions, or devaluations of non-U.S. currencies. A decline in the exchange rate would reduce the value of certain of an Investment Fund’s non-U.S. currency denominated portfolio securities irrespective of the performance of the underlying investment. An Investment Fund may also incur costs in connection with conversion between various currencies.
The risks associated with investing in non-U.S. securities may be greater with respect to those issued by companies located in emerging industrialized or less developed countries. Risks particularly relevant to emerging markets may include higher dependence on exports and the corresponding importance of international trade, greater risk of inflation, greater controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in and control over the economies, governmental decisions to cease support of economic reform programs or to impose centrally planned economies, and less developed corporate laws regarding fiduciary duties of officers and directors and protection of investors. Events and evolving conditions in certain economies or markets alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Political and Exchange Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Political and Exchange Risks.
Foreign investments may subject an Investment Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the United States or other governments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The U.S. and governments of other countries may renegotiate some or all of its global trade relationships and may impose or threaten to impose significant import tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in U.S. and global investment markets. In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including ADRs, to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, an Investment Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. An Investment Fund may also need to seek other markets in which to transact in such securities, which could increase a Fund’s costs. Certain foreign exchanges impose requirements on the transaction settlement process with respect to certain securities, such as requirements to pre-deliver securities (for a sale) or pre-fund cash (for a buy) to a broker’s account. Such requirements may limit an Investment Fund’s ability to transact in such securities in a timely manner and will subject an Investment Fund to the risk of loss that could result if the broker is unable or unwilling to meet its obligations with respect to pre-delivered securities or pre-funded cash.

Settlement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Settlement Risk.
The settlement periods for foreign securities and instruments are often longer than those for securities or obligations of U.S. issuers or instruments denominated in U.S. dollars. Pursuant to regulatory changes effective in May 2024, many U.S., Canadian, and Mexican securities transitioned to a T+1 (trade date plus one day) settlement cycle, while securities trading in most other markets typically have longer settlement cycles. As a result, there can be potential operational, settlement and other risks for a Fund associated with differences in settlement cycles between markets. Delayed settlement may affect the liquidity of an Investment Fund’s holdings. Certain types of securities and other instruments are not traded “delivery versus payment” in certain markets (e.g., government bonds in Russia) meaning that an Investment Fund may deliver securities or instruments before payment is received from the counterparty. In such markets, an Investment Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an Investment Fund remains uninvested and no return is earned on such assets. The inability of an Investment Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Investment Fund due to subsequent declines in value of the portfolio securities, in the Investment Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

Foreign Currency Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Transactions
. The Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between trade and settlement date, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds may also engage in foreign currency transactions for non-hedging purposes to generate returns.
Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve an Investment Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. An Investment Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Investment Fund has contracted to receive in the exchange. A Portfolio Manager’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.
An Investment Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an Investment Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by an Investment Fund for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when an Investment Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an Investment Fund’s existing holdings of non-U.S. securities. Imperfect correlation may exist, however, between an Investment Fund’s non-U.S. securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may be used for non-hedging purposes in seeking to meet an Investment Fund’s investment objective, such as when the Portfolio Manager to a fund anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Investment Fund’s investment portfolio. Generally, Investment Funds are subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

Concentration of Investments Non Diversified Portfolios [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration of Investments; Non-Diversified Portfolios
. Investment Funds may target or concentrate their investments in particular markets, sectors, or industries. Investment Funds also may be considered to be non-diversified and invest without limit in a single issuer. As a result of any such concentration of investments or non-diversified portfolios, the portfolios of such Investment Funds are subject to greater volatility than if they had non-concentrated and diversified portfolios. Those Investment Funds that concentrate their investments in a specific industry or sector may be subject to additional risks with respect to those investments, which risks may include, but not be limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry, and sensitivity to overall market swings.

Industry and Sector Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry and Sector Focus Risk
. At times, the Investment Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Investment Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Investment Fund’s shares may fluctuate in response to events affecting that industry or sector.

Smaller Capitalization Issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Smaller Capitalization Issuers
. Investment Funds may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are less liquid and traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

Distressed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities
. Certain of the companies in whose securities the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. An Investment Fund’s investment in any instrument may not be subject to any minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade, which may result in the Fund’s experiencing greater risks than it would if investing in higher rated instruments.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status
. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that the Fund is not subject to limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. The Fund will, however, endeavor to limit investments in any single Investment Fund to 15% of the Fund’s total assets (measured at the time of purchase). The Investment Manager believes that this approach helps to reduce the Fund’s overall investment risk.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage
. The Fund does not currently intend to borrow money for investment purposes. The Fund may, however, borrow money for cash management purposes, to fund purchases of interests in Investment Funds pending the receipt of redemption proceeds from other Investment Funds, to fund the repurchase of Interests or for other temporary purposes, and the Fund has a credit agreement in place for these purposes. Some or all of the Investment Funds may employ leverage by making margin purchases of securities and, in connection with these purchases, borrow money from brokers and banks for investment purposes. This practice, which is known as “leverage,” is speculative and involves certain risks. The Fund may enter into derivative and similar transactions for hedging or investment purposes that may be deemed to create leverage. In general, the use of leverage by Investment Funds or the Fund may increase the volatility of the Investment Funds or the Fund.
Trading equity securities on margin involves an initial cash requirement representing at least a percentage of the underlying security’s value. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions. Although leverage will increase investment return if an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease the return on an Investment Fund if the Investment Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Investment Funds. In the event that an Investment Fund’s equity or debt instruments decline in value, the Investment Fund could be subject to a “margin call” or “collateral call,” under which the Investment Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of an Investment Fund’s assets, the Investment Fund might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Investment Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness (200% with respect to the outstanding amount of preferred shares issued by such investment company), including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one-third the value of its total assets (including the amounts borrowed and assets acquired with amounts borrowed) and the value of the investment company’s outstanding preferred shares may not exceed one-half the value of its total assets (including the assets purchased with the proceeds of the preferred shares). This limit does not apply to the Investment Funds so that the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Interests may be great.

Repurchase and Reverse Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase and Reverse Repurchase Agreements
. Repurchase and reverse repurchase agreements involve a sale or purchase of a security by an Investment Fund to or from a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase or sell the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a repurchase or reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Repurchase and reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio.

Purchasing Initial Public Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Purchasing Initial Public Offerings
. The Investment Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Investment Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or near-term prospects of achieving revenues or operating income.

Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives
. The Fund, and some or all of the Investment Funds, may invest in, or enter into, derivatives or derivatives transactions (“derivatives”). Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives entered into by an Investment Fund or the Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative and the portfolio of the Investment Fund or the Fund as a whole. Derivatives permit a Portfolio Manager or the Investment Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential effect on performance of an Investment Fund or the Fund. The Investment Manager’s use of derivatives may include total return swaps, options and futures designed to replicate the performance of a particular Investment Fund or to adjust market or risk exposure.
If an Investment Fund or the Fund invests in derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return of the Investment Fund or the Fund or result in a loss. An Investment Fund or the Fund also could experience losses if derivatives are poorly correlated with its other investments, or if the Investment Fund or the Fund is unable to liquidate the position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund or an Investment Fund to sell or otherwise close a derivatives position could expose the Fund or an Investment Fund to losses and could make derivatives more difficult for the Fund or an Investment Fund to value accurately. Derivatives also can expose the Fund to derivative liquidity risk which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of an Investment Fund’s or Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error.
An Investment Fund or the Fund may use derivatives for various purposes, including to gain targeted security exposure from its cash position, to manage duration or to gain or adjust sector or yield curve exposure, to hedge various investments, for risk management and to opportunistically enhance the Investment Fund’s or Fund’s returns.

Options and Futures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options and Futures
. The Fund and the Investment Funds may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities or commodity exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund or the Investment Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, either the Fund or any Investment Fund may have difficulty closing out its position. Over-the-counter options also may include options on baskets of specific securities.
The Fund and the Investment Funds may purchase call and put options on specific securities, commodities, or futures contracts and may write and sell covered or uncovered call and put options for hedging purposes in pursuing the investment objectives of the Fund or the Investment Funds. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security, commodity, or futures contract at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security, commodity, or futures contract at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security, commodity, or futures contract. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, commodity, or futures contract or to possible continued holding of a security, commodity, or futures contract that might otherwise have been sold to protect against depreciation in the market price of the security, commodity, or futures contract. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security, commodity, or futures contract while depriving the seller of the opportunity to invest the segregated assets. The market value of an option may be adversely affected if the market for the option is reduced or becomes less liquid. Additionally, the market for an option may be impacted by the availability of additional expiry cycles, which may lead trading volume into contracts closer to expiration.
The Fund and the Investment Funds may close out a position when writing options by purchasing an option on the same security, commodity, or futures contract with the same exercise price and expiration date as the option that it has previously written on the security, commodity, or futures contract. In such a case, the Fund or the Investment Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Investment Funds may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Non-U.S. markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Non-U.S. markets, however, may have greater risk potential than U.S. markets. For example, some non-U.S. exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate, or the Fund or an Investment Fund could incur losses as a result of those changes. Transactions on non-U.S. exchanges may include both commodities that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. commodity exchanges, trading on non-U.S. commodity exchanges is not regulated by the Commodity Futures Trading Commission (the “
CFTC
”).
Engaging in transactions in futures contracts involves risk of loss to the Fund or the Investment Fund that could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund or the Investment Funds to substantial losses. Successful use of futures also is subject to the Investment Manager’s or a Portfolio Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.
Under the SEC rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, the Fund’s trading of derivatives and other transactions that create future payment or delivery obligations is subject to a value-at-risk (“
VaR
”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund is a limited derivatives user, but for a fund subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “
Delayed-Settlement Securities Provision
”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Call and Put Options on Securities Indices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call and Put Options on Securities Indices
. The Fund or Investment Funds may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes in seeking to achieve the investment objectives of the Fund or the Investment Funds. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of options on stock indexes will be subject to the Investment Manager’s or a Portfolio Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks.

Warrants and Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants and Rights
. Warrants are derivatives that permit, but do not obligate, their holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a fund. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any interest in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swap Agreements
. The Fund or an Investment Fund may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in attempting to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund or an Investment Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a “basket” of securities representing a particular index.
Most swap agreements entered into by the Fund or an Investment Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund or the Investment Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s or the Investment Fund’s risk of loss consists of the net amount of payments that the Fund or the Investment Fund contractually is entitled to receive.
To achieve investment returns equivalent to those achieved by a Portfolio Manager in whose Investment Fund the Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, and to receive the total return of the reference Investment Fund over a stated time period. The Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances. The U.S. federal income tax treatment of swap agreements and other derivatives as described above is unclear. Swap agreements and other derivatives used in this manner may be treated as a “constructive ownership of the reference property,” which may result in a portion of any long-term capital gain being treated as ordinary income.
The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Fund. To the extent that the Fund’s derivatives are entered into for hedging purposes, the Investment Manager believes that such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

Structured Note Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Note Risk
. The Fund or certain of the Investment Funds may invest in commodity, currency, equity, and fixed income linked structured notes. Commodity linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency-linked structured notes provide exposure to the investment returns of currencies. Equity linked notes provide exposure, which may be long and/or short exposure, to equities and global equity indices. The performance of equity linked notes will be based on the performance of the underlying equity or equity index as defined by the structure payoff profile. Fixed income structures have performance linked to the value of underlying fixed income indices. Fixed income structured notes performance will be based on the underlying fixed income index as defined by the structure payoff profile. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund or an Investment Fund, may lead to increased tracking error. The Fund or the Investment Fund also bears the risk that the issuer of the structured note will default or become bankrupt. The Fund or the Investment Fund bears the risk of the loss of its principal investment and periodic payments expected to be received for the duration of its investment in the structured notes. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. The lack of a highly liquid secondary market may make it difficult for the Fund or an Investment Fund to sell the commodity, currency, equity and fixed income linked structured notes it holds at an acceptable price or accurately value them. Structured notes are synthetic instruments and the Fund and Investment Funds have no claim on the underlying reference asset.

Registered Investment Company Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Registered Investment Company Securities.
Registered investment company securities are securities of open-end and closed-end registered investment companies, including exchange-traded funds. The Fund may invest in registered investment company securities as may be permitted by (i) the 1940 Act; (ii) the rules and regulations promulgated by the SEC under the 1940 Act; or (iii) an exemption or other relief applicable to the Fund from provisions of the 1940 Act. The 1940 Act generally prohibits a registered investment company from acquiring more than 3% of the outstanding voting shares of a registered investment company and limits such investments to no more than 5% of a portfolio’s total assets in any one registered investment company, and no more than 10% in any combination of registered investment companies. To the extent the Fund invests a portion of its assets in registered investment company securities, those assets will be subject to the risks of the purchased registered investment company’s portfolio securities, and a Member will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased registered investment company.
To the extent permitted by applicable law, the Fund may invest some or all of its short term cash investments in one or more affiliated money market funds. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests, which may result in the Fund bearing some additional expenses.

Exchange-Traded Funds ("ETFs") [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Exchange-Traded Funds (“
ETFs
”).
The Fund may invest in shares of various ETFs, including exchange-traded index and bond funds. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. The Fund is subject to the risks associated with the ETF’s investments. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of an ETF’s shares may differ from its net asset value. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. As a shareholder in an ETF (as with other investment companies), the Fund would bear its ratable share of that entity’s expenses. At the same time, Members would continue to pay Fund investment management fees and other expenses. As a result, Members, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Lending Portfolio Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lending Portfolio Securities
. Investment Funds may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Investment Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable in respect of the loaned securities, which affords the Investment Fund an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Investment Fund might experience loss if the institution with which the Investment Fund has engaged in a portfolio loan transaction breaches its agreement with the Investment Fund. Under the 1940 Act, loans of portfolio securities held directly by the Fund may not exceed 33
1
/
3
% of the value of the Fund’s total assets (including all assets received as collateral for the loans).

When Issued and Forward Commitment Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Forward Commitment Securities
. Investment Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by an Investment Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Investment Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If an Investment Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. These transactions, if effected by the Fund or by a Separately Managed Account, will be subject to the Fund’s limitation on indebtedness unless, at the time the transaction is entered into, the Fund has established and maintains a segregated account consisting of cash, U.S. Government securities or liquid securities equal to the value of the when-issued or forward commitment securities. The risk exists that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by an Investment Fund on a forward basis will not honor its purchase obligation. In such cases, an Investment Fund or the Fund may incur a loss.

Restricted and Illiquid Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Investments
. Although the Investment Manager anticipates that most Investment Funds will invest primarily in publicly traded securities, it may invest a portion of the value of their total assets in restricted securities and other investments that are illiquid, including “side pocket” investments. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. “Side pockets” may be created by an Investment Fund in order to accommodate illiquid investments prior to the time when they are either sold or become readily marketable. If a side pocket is created, an allocable portion of the interests held by investors in the Investment Fund typically will be converted at net asset value to a separate class of interest in the Investment Fund corresponding to the underlying investment in the side pocket. New investors in the Investment Fund generally will not receive any interest issued in connection with pre-existing side pocket investments.
Side pocket investments will generally be carried on the books of the Investment Funds (and consequently on the books of the Fund) at fair value (which may be cost) as determined by the Portfolio Managers. There is no guarantee that fair value will represent the value that will be realized by an Investment Fund on the eventual disposition of the side pocket investment or that would, in fact, be realized upon its immediate disposition. If an investor, such as the Fund, were to redeem its interest in an Investment Fund that makes side pocket investments, the Fund would typically remain exposed to the risk of loss on its indirect interest in any side pocket until such investments were realized or deemed realized. Management fees, performance fees and other expenses of the Investment Fund would typically continue to accrue until the side pocket investment is realized or deemed realized. If the proceeds from the disposition of a side pocket investment were insufficient to cover any accrued expenses, such accrued expenses might be borne disproportionately by other investors in such Investment Fund, including the Fund. Upon complete redemption or withdrawal from an Investment Fund, distribution of amounts attributable to side pockets may be postponed pending the realization of such investment or the date when they become readily marketable. Upon realization, the interest of investors attributable to such side pocket will generally be redeemed by the Investment Fund at the current fair market value, and the proceeds generally will either be applied to purchase a corresponding non-side pocket interest in the Investment Fund at net asset value or paid out to such investors in cash (or, in certain circumstances, in kind).
When registration is required to sell a security, an Investment Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time it may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, an Investment Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Investment Funds may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased the securities.
The Fund’s interests in Investment Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund’s ability to liquidate an interest and withdraw from an Investment Fund will likely be limited, and certain Investment Funds may impose lock-up periods, during which time no redemptions or withdrawals may be made, assess fees for withdrawals or limit liquidity with respect to the Fund’s interest in side pocket investments. In addition, an Investment Fund may enter into separately negotiated arrangements (“
side letters
”) with certain investors, pursuant to which the Investment Fund may grant such investors the right to liquidate some or all of their interests with fewer restrictions than those applicable to other investors. While the Fund will attempt to obtain the most favorable terms available for its investment in an Investment Fund, there can be no assurance that the Fund will be able to obtain terms which are equal to an Investment Fund’s other investors. If the Fund is not able to obtain similar terms with respect to its investments in an Investment Fund, the Fund may be less able to liquidate its interest in such Investment Fund than other Investment Fund investors who have obtained such terms, and the Fund may thus be disadvantaged relative to such other investors as a result. The lack of liquidity of these Investment Funds’ interests may adversely affect the Fund were the Fund to have to sell or redeem interests at an inopportune time.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk
. Many of the markets in which the Fund and the Investment Funds effect their transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund or an Investment Fund invests in swaps, derivatives or synthetic instruments, or other over-the-counter transactions in these markets, the Fund or Investment Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which in turn may subject the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Fund and the Investment Funds to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses by the Fund.

Risks of Fund of Hedge Funds Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Fund of Hedge Funds Structure
The Investment Funds will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Investment Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager will receive information from each Investment Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. An Investment Fund may use proprietary investment strategies that are not fully disclosed to the Investment Manager, which may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Investment Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Investment Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.
For the Fund to complete its tax reporting requirements and for the Fund to provide an audited annual report to Members, it must receive timely information from the Investment Funds. An Investment Fund’s delay in providing this information could delay the Fund’s preparation of tax information for investors, which could require Members to seek extensions on the time to file their tax returns, or could delay the preparation of the Fund’s annual report.
Each Portfolio Manager will receive any incentive-based allocations to which it is entitled irrespective of the performance of the other Portfolio Managers and the Fund generally. As a result, a Portfolio Manager with positive performance may receive compensation from the Fund, as an investor in an underlying Investment Fund, and indirectly from its Members, even if the Fund’s overall returns are negative. Investment decisions of the Investment Funds are made by the Portfolio Managers independently of each other so that, at any particular time, one Investment Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Investment Fund. Transactions of this sort could result in the Fund’s directly or indirectly incurring certain transaction costs without accomplishing any net investment result. Because the Fund may make additional investments in or withdrawals from Investment Funds only at certain times according to limitations set out in the governing documents of the Investment Funds, the Fund from time to time may have to invest some of its assets temporarily in money market securities or money market funds, among other similar types of investments.
Investment Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in an Investment Fund, the Fund may receive securities that are illiquid or difficult to value. This would be especially likely in times of general market turmoil and/or times in which the market for certain types of securities held by such Investment Fund is disrupted. In such a case, the Investment Manager would seek to cause the Fund to dispose of these securities in a manner that is in the best interests of the Fund, but there can be no assurance that the Investment Manager will be able to do so in a timely or efficient manner. See “Types of Investments and Related Risks – Investment Related Risks – Restricted and Illiquid Investments.”
The Fund may not be able to withdraw from an Investment Fund except at certain designated times, limiting the ability of the Investment Manager to withdraw assets from an Investment Fund that may have poor performance or for other reasons.
Other risks that the Investment Manager believes are associated with the Fund’s fund of hedge funds investment approach include:
Valuation
. The Investment Manager, as Valuation Designee, anticipates that market prices will not be readily available for most Investment Funds in which the Fund invests, the Fund’s valuation procedures provide that the fair value of the Fund’s investments in Investment Funds ordinarily will be the value determined for each Investment Fund in accordance with the Investment Fund’s valuation policies and provided to the Fund by the Investment Fund’s Portfolio Manager or administrator. Although the Investment Manager will review the valuation procedures used by the Portfolio Managers, the Investment Manager will have little or no means of independently verifying valuations of the Investment Funds provided to the Fund. In calculating its net asset value, although the Fund will review other relevant factors, the Fund will rely significantly on values of Investment Funds that are reported by the Investment Funds themselves. The Fund does not have information about the securities in which the Investment Funds invest or their valuation. See “Net Asset Valuation.”
Securities Believed to Be Undervalued or Incorrectly Valued
. Securities that a Portfolio Manager believes are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Portfolio Manager anticipates.
Dilution
. If a Portfolio Manager limits the amount of capital that may be contributed to an Investment Fund by the Fund, additional sales of Interests of the Fund will dilute the participation of existing Members in the returns to the Fund from the Investment Fund.
Fees and Expenses of Investment Funds
. By investing in the Investment Funds indirectly through the Fund, an investor bears a portion of the Management Fee, the Administration Fee and other expenses of the Fund, and also indirectly bears a portion of the asset-based fees, performance allocations and other expenses borne by the Fund as an investor in the Investment Funds. An investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Investment Funds.
Turnover
. The Fund’s activities involve investment in the Investment Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Investment Funds may be significant, potentially involving substantial brokerage commissions and fees. The Fund will have no control over this turnover. As a result of this turnover, it is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income and short-term capital gains. In addition, the withdrawal of the Fund from an Investment Fund could involve expenses to the Fund under the terms of the Fund’s investment.
Inability to Invest in Investment Funds
. In the event that the Fund is able to make investments in Investment Funds only at certain times, the Fund may invest any portion of its assets that is not invested in Investment Funds, in money market securities, or other liquid assets pending investment in Investment Funds. During the time that the Fund’s assets are not invested in Investment Funds and instead are invested in money market securities or other liquid assets pending investment in Investment Funds, that portion of the Fund’s assets will not be used to pursue the Fund’s investment objective.
Indemnification of Investment Funds
. The Fund may agree to indemnify certain of the Investment Funds and Portfolio Managers of Investment Funds from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the Interests. The Portfolio Managers of the Investment Funds often have broad indemnification rights and limitations on liability.
Indirect Investment in Investment Funds
. Any transaction by which the Fund indirectly gains exposure to an Investment Fund by the purchase of a swap or other contract is subject to special risks. The Fund’s use of such instruments can result in volatility, and each type of instrument is subject to special risks. Indirect investments will generally be subject to transaction and other fees, which will reduce the value of the Fund’s investment. There can be no assurance that the Fund’s indirect investment in an Investment Fund will have the same or similar results as a direct investment in the Investment Fund, and the Fund’s value may decrease as a result of such indirect investment. See “Types of Investments and Related Risks – Derivatives” and “– Swap Agreements.”
Investments in Non-Voting Securities
. Investment Funds may, consistent with applicable law, elect not to disclose the c ontents
of their portfolios. This lack of transparency may make it difficult for the Investment Manager to monitor whether holdings of the Investment Funds cause the Fund to be above specified levels of ownership in certain asset classes. To avoid adverse regulatory consequences in such a case, the Fund may need to hold its interest in an Investment Fund in non-voting form. Additionally, for regulatory reasons, the Fund may need to limit the amount of voting securities it holds in any particular Investment Fund, and may as a result hold substantial amounts of non-voting securities in a particular Investment Fund. To limit its voting interest in certain Investment Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interest in an Investment Fund. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. Other investment funds or accounts managed by the Investment Manager may also waive their voting rights in a particular Investment Fund. These voting waiver arrangements may increase the ability of the Fund to invest in certain Investment Funds. However, to the extent the Fund holds non-voting securities of an Investment Fund, it will not be able to vote on matters that require the approval of the investors in the Investment Fund. This restriction could diminish the influence of the Fund in an Investment Fund and adversely affect its investment in the Investment Fund, which could result in unpredictable and potentially adverse effects on Members.
Control over Portfolio Managers
. The Investment Manager will invest in Investment Funds that the Investment Manager believes will generally, and in the aggregate, be managed consistent with the Fund’s investment objective and strategy. The Investment Manager does not control the Portfolio Managers of these Investment Funds, however, and there can be no assurances that a Portfolio Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective and strategy.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
OTHER RISKS
Investing in the Fund will involve risks other than those associated with investments made by Investment Funds including those described below:
Investment in Larger Portfolio Managers
. In evaluating potential investments, the Investment Manager will not focus purely on an analysis of the historical and anticipated future returns of such Investment Fund. Rather, the Investment Manager will also focus on other factors, such as the infrastructure and risk management in place at the applicable Portfolio Manager and the Investment Manager’s relationship with such Portfolio Manager. In addition, any capacity constraint of an Investment Fund may be a relevant factor. Typically, this analysis has resulted in the Fund investing in larger Portfolio Managers as opposed to small or start-up Portfolio Managers.
Performance and Incentive Arrangements
. Each Portfolio Manager may receive a performance or incentive allocation generally equal to 20% to 30% of net profits of the Investment Fund that it manages. These incentives may create an incentive for the Portfolio Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance or incentive allocation.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Manager, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Investment Funds sponsored, managed or advised by the Investment Manager and its affiliates may seek investment opportunities similar to those the Fund may be seeking, and none of these parties has an obligation to offer any opportunities it may identify to the Fund.
Control Positions
. Investment Funds may take control positions in a portfolio company. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adverse to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.
Inadequate Return
. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.
Inside Information
. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.
Recourse to the Fund’s Assets
. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability. Unless stated otherwise in the LLC Agreement, no Member is obligated personally for a liability of the Fund.

Possible Exclusion of a Member Based on Certain Detrimental Effects
. The Fund may repurchase the Interest held by a Member or other person acquiring the Interest from or through a Member, if:

•	the Interest has been transferred or has vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Member;

•
ownership of the Interest by the Member or other person likely will cause the Fund to be in violation of, or require registration of any Interest under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Interest by the Member or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Directors, the Managing Member, the Investment Manager or any of their affiliates or may subject the Fund or any Member to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Member or other person in connection with the acquisition of its Interest was not true when made or has ceased to be true;

•
the Member is subject to special regulatory or compliance requirements, such as those imposed by the Bank Holding Company Act, certain Federal Communications Commission regulations, or ERISA (collectively, “
Special Laws or Regulations
”), and the Fund determines that the Member is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Interest; or

•	the Fund determines that the repurchase of the Interest would be in the best interests of the Fund.
The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.
Limitations on Transfer and Liquidity Risks
. No Member will be permitted to transfer its Interest without the consent of the Fund. The transferability of Interests will be subject to certain restrictions contained in the LLC Agreement and will be affected by restrictions imposed under applicable securities laws. No market currently exists for the Interests, and the Fund contemplates that one will not develop. Although the Investment Manager expects that it will recommend to the Board of Directors that the Fund offer to repurchase Interests from Members of up to 35% of the Fund’s net assets quarterly, effective as of the last day of March, June, September and December, no assurances can be given that the Fund will do so. In addition, there is no guarantee the Investment Manager will make such recommendation and such recommendation may be less than (or greater than) 35%. In addition, the Board of Directors may decide not to follow such recommendation. The Fund is not required to repurchase Interests and may be less likely to do so during periods of exceptional market conditions or when Investment Funds suspend redemptions. There can be no assurance that a Member who requests the repurchase of its Interests will have such Interests repurchased. In connection with any repurchase, to the extent Members tender Interests representing, in the aggregate, a percentage of Fund assets that is greater than the percentage set out in the offer, the portion of their Interest repurchased from each such Member will be pro-rated downward. Further, a Repurchase Fee will be charged for repurchases of Members’ Interests at any time prior to the day immediately preceding the one-year anniversary of a Member’s purchase of its Interest, which may act as a disincentive to a Member seeking to have its Interest repurchased on a short-term basis and will reduce as to that investor the return of any investment in the Fund repurchased within one year. For these reasons, Interests should only be acquired by investors able to commit their funds for an indefinite period of time.
Repurchase Risks
. With respect to any future repurchase offer, Members tendering Interests for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “
Notice Due Date
”). The Notice Due Date generally will be the 25
th
calendar day of the second month prior to the month in which the date that the Interests are to be repurchased by the Fund (the “
Repurchase Date
”) falls. Members that elect to tender Interests for repurchase will not know the price at which such Interests will be repurchased until after the election to tender has been made. It is possible that during the time period between the Notice Due Date and the Repurchase Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Interests in the Fund. See “Redemptions, Repurchases and Transfers of Interests.”
Potential Significant Effect of the Performance of a Limited Number of Investments.
The Investment Manager expects that the Fund will participate in multiple investments. The Fund may, however, make investments in a limited number of Investment Funds and Investment Funds may make investments in a limited number of portfolio companies. In either instance, these limited number of investments may have a significant effect on the performance of the Fund.
Tax Considerations; Distributions to Members and Payment of Tax Liability
. The Fund does not intend to make periodic distributions of its net income or gains, if any, to Members. A Member will be required each year nonetheless to pay applicable U.S. federal and state income taxes on its share of the Fund’s taxable income, and will have to pay applicable taxes from other sources. The amount and timing of any distributions will be determined in the sole discretion of the Fund. See “Tax Aspects” for a summary of certain significant U.S. federal income and other tax consequences that are relevant to an investment in the Fund.
Infectious Disease Risk.
The outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Fund and Investment Funds invest. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a fund’s investments, increase a fund’s volatility, exacerbate pre-existing political, social and economic risks to a fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Legal and Regulatory Risks
. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by an Investment Fund or Fund, the strategies used by an Investment Fund or Fund or the level of regulation or taxation applying to an Investment Fund or Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws may adversely impact the investment strategies, performance, costs and operations of an Investment Fund or Fund or taxation of shareholders or members. Additionally, as a result of regulatory requirements, an Investment Fund or Fund may be prohibited from investing, or continuing to invest, in certain companies that are considered attractive investments, while at the same time other funds and investors not subject to the same regulations.
Cyber Security Risk
. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cyber security risks may result in financial losses to the Fund and its shareholders; the inability of the Fund to transact business with its shareholders; delays or mistakes in the calculation of the Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), Investment Funds, Portfolio Managers, financial intermediaries, companies in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to the Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of its service providers, Investment Funds, Portfolio Managers, financial intermediaries and companies in which it invests or with which it does business.
Volcker Rule Risk.
Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the Investment Manager and/or its affiliates own 5% or more of the outstanding ownership interests of the Fund after the permitted seeding period from the implementation of the Fund’s investment strategy, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy, with permissible extensions under certain circumstances. As a result, the Investment Manager and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, which may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	4 New York Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
Contact Personnel Name	Abby L. Ingber, Esq.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of the Fund’s net assets
JPMAMSFII Maximum Repurchase Fee [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	percentage of amount repurchased

[1]	In conjunction with the liquidation of the Fund, repurchase fees for Members who have held interests in the Fund for less than one-year will be waived.
[2]	In connection with initial and additional investments, investors may be charged placement fees (sales commissions) of up to 2.0% of the amounts transmitted in connection with their subscriptions, in the discretion of their Placement Agent. Placement fees are payable to the Placement Agent and will be in addition to an investor’s investment in the Fund and are paid directly to the Placement Agent. See “Subscriptions for Interests – Placement Fees.”
[3]	The Management Fee is payable at a rate of 1/12 of 1.00% of the month-end capital account balance of each Member, before giving effect to repurchases or Repurchase Fees (if any), but after giving effect to the Fund’s other expenses. See “Summary of Terms – Management Fee.”
[4]	From time to time, the Fund may borrow under a credit agreement for cash management purposes, to fund purchases of interests in Investment Funds pending the receipt of redemption proceeds from other Investment Funds, to fund the repurchase of Interests or for other temporary purposes. Interest, which is calculated based on any outstanding balance, is payable monthly. The Fund also pays a monthly fee on the unused amount on the line of credit. See “Credit Agreement.”
[5]	The Acquired Fund Fees and Expenses include the operating expenses and performance-based incentive fees/allocations of the Investment Funds in which the Fund invests for the fiscal year ended March 31, 2025. The operating expenses of the Investment Funds consist of management fees, administration fees, professional fees (i.e., audit and legal fees), and other operating expenses. The agreements related to investments in Investment Funds provide for compensation to the Portfolio Managers and/or Investment Funds’ managers/general partners in the form of management fees generally ranging from 0.50% to 3% annually of net assets and performance incentive fees/allocations generally ranging from 10% to 35% of net profits earned. Fees and expenses of Investment Funds are based on historic fees and expenses. Future Investment Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Investment Funds, which may fluctuate over time.
[6]	“Other Expenses” includes professional fees and other expenses that the Fund bears directly, including fees and expenses paid to the Administrator, the Escrow Agent, Managing Member, BNY Mellon and the Custodian.
[7]	The Investment Manager and the Administrator have contractually agreed through the duration of the Fund’s liquidation (the “Waiver Period”) to waive their management fee of 1.00% and to waive fees and expenses and, if necessary, reimburse expenses in respect of the Fund during the Waiver Period. The Expense Limitation Agreement provides that the Investment Manager and the Administrator will waive their fees and/or reimburse the Fund during the Waiver Period so that the Fund’s total operating expenses in respect of such period (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses on securities sold short, interest, brokerage commissions, taxes, expenses related to litigation and potential litigation, expenses related to director election and extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 0.78% on an annualized basis of the Fund’s net assets as of the end of each month. The Investment Manager and/or the Administrator have also contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds.
[8]	This amount assumes the payment of the maximum placement fee of 2.0% for year one.